CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common stock, issued shares	31,868,541	31,097,844
Common stock, outstanding shares	31,868,541	31,097,844
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Treasury stock, shares	342,645	507,147